Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 20,374	$ 27,843
General and administrative	15,598	17,556
Loss from operations	35,972	45,399
Other expenses:
Interest income, net	(155)	(1,038)
Other loss	589	207
Net loss	$ (36,406)	$ (44,568)
Net loss per share of common stock, basic and diluted (in USD per share)	$ (1.93)	$ (3.25)
Weighted-average shares of common stock outstanding, basic and diluted (in shares)	18,862,537	13,706,744
Other comprehensive income (loss):
Foreign currency translation adjustment	$ 287	$ 17
Comprehensive loss	$ (36,119)	$ (44,551)